Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ESPP Activity [Member]
Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	51.00%	42.00%
Expected term (years)	5 years 10 months 17 days	6 years 3 days
Risk free interest rate	2.58%	1.14%
Restricted Stock Unit Activity [Member]
Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees [Line Items]
Dividend yield	0.00%
Expected volatility	77.00%
Expected term (years)	6 months 7 days
Risk free interest rate	4.53%